Related party transactions (Details Textuals) (USD $)	Jun. 30, 2012	Jun. 30, 2011	May 20, 2011
Related Party Transaction [Line Items]
Advances to suppliers - related parties		$ 575,700
Equity interest			60.00%
Other payables-related parties	156,227	455,768
Baofeng Xingsheng Coal Co.Ltd
Related Party Transaction [Line Items]
Advances to suppliers - related parties		$ 575,700
Percentages of equity method investment		40.00%
Equity interest		60.00%